Investments - Changes in investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Balance at beginning of year	€ 7,622	€ 8,772	€ 7,588
Acquisitions (disposals) of companies and capital increases (reductions)	94	676	(123)
Changes in the consolidation method (note 3)	0	(1,359)	1,368
Effect of equity accounting	432	(96)	324
Dividends distributed and reimbursements of share premium	(662)	(186)	(407)
Other global result	(13)	(1)	5
Exchange differences and other changes	52	(184)	17
Balance at end of year	7,525	7,622	8,772
Project Quasar Investment 2017 S.L.
Disclosure of associates [line items]
Changes in the consolidation method (note 3)	0	(956)	0
Allianz Group
Disclosure of associates [line items]
Changes in the consolidation method (note 3)	0	(409)	0
Dividends distributed and reimbursements of share premium	0	0	(52)
Caceis
Disclosure of associates [line items]
Changes in the consolidation method (note 3)	0	0	1,010
Dividends distributed and reimbursements of share premium	(144)	0	0
Santander CACEIS Latam Holding 1, S.L.
Disclosure of associates [line items]
Changes in the consolidation method (note 3)	0	0	349
Zurich Santander Insurance America, S.L. - Consolidated
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(230)	(80)	(158)
CNP Santander
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(60)	0	(37)
Metrovacesa S.A.
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(60)	0	(25)
Merlin Properties, SOCIMI, S.A.
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(52)	(17)	(53)
Ebury Partners Limited (note 3)
Disclosure of associates [line items]
Acquisitions (disposals) of companies and capital increases (reductions)	0	409	0
Santander Vida Seguros y Reaseguros, S.A. (note 3)
Disclosure of associates [line items]
Acquisitions (disposals) of companies and capital increases (reductions)	0	219	0
Dividends distributed and reimbursements of share premium	€ (31)	€ (37)	€ (29)